UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $370,313 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     6240   170015 SH       SOLE                   170015
AMAZON COM INC                 COM              023135106     6583    32505 SH       SOLE                    32505
APPLE INC                      COM              037833100     5631     9392 SH       SOLE                     9392
AUTOZONE INC                   COM              053332102    12887    34661 SH       SOLE                    34661
BAIDU INC                      SPON ADR REP A   056752108    25372   174058 SH       SOLE                   174058
COLFAX CORP                    COM              194014106     7424   210656 SH       SOLE                   210656
CROWN CASTLE INTL CORP         COM              228227104    13656   256015 SH       SOLE                   256015
GNC HLDGS INC                  COM CL A         36191G107    10345   296503 SH       SOLE                   296503
IMAX CORP                      COM              45245E109    14978   612844 SH       SOLE                   612844
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    16042   486254 SH       SOLE                   486254
MEMC ELECTR MATLS INC          COM              552715104    13802  3823147 SH       SOLE                  3823147
MICHAEL KORS HLDGS LTD         SHS              G60754101     9970   213986 SH       SOLE                   213986
MOTOROLA SOLUTIONS INC         COM NEW          620076307    27601   542999 SH       SOLE                   542999
OMNIVISION TECHNOLOGIES INC    COM              682128103    26009  1300451 SH       SOLE                  1300451
PRICELINE COM INC              COM NEW          741503403    11015    15352 SH       SOLE                    15352
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    16793   686538 SH       SOLE                   686538
ROSS STORES INC                COM              778296103    11610   199834 SH       SOLE                   199834
SEASPAN CORP                   SHS              Y75638109     9731   561211 SH       SOLE                   561211
SOTHEBYS                       COM              835898107     7092   180269 SH       SOLE                   180269
SPRINT NEXTEL CORP             COM SER 1        852061100    12563  4408068 SH       SOLE                  4408068
TIM HORTONS INC                COM              88706M103    25760   481128 SH       SOLE                   481128
TRANSDIGM GROUP INC            COM              893641100    20310   175453 SH       SOLE                   175453
TRIPADVISOR INC                COM              896945201    13353   374335 SH       SOLE                   374335
VERISIGN INC                   COM              92343E102    15378   400999 SH       SOLE                   400999
VISA INC                       COM CL A         92826C839    19299   163551 SH       SOLE                   163551
WILLIAMS COS INC DEL           COM              969457100    10869   352759 SH       SOLE                   352759